Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Year Ended December 31,
	2023	2022	2021
Revenue from hardware and accessories	$394,666	$573,409	$440,984
Revenue from services	10,799	7,305	5,602
Revenue from SaaS	5,379	3,816	1,607
Revenue from software upgrade rights	2,720	154	—
Total revenue	$413,564	$584,684	$448,193

Revenue from External Customers by Geographic Areas
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	Year Ended December 31,
	2023	2022	2021
United States	$292,583	$417,476	$296,601
Rest of World	120,981	167,208	151,592
Total revenue	$413,564	$584,684	$448,193
Included in the rest of world, is the country where the revenue during the periods presented exceeded 10% or more of the total revenue in the Company's consolidated statements of operations:

	Year Ended December 31,
	2023	2022	2021
Germany	$46,152	$—	$—

Contract with Customer, Contract Asset, Contract Liability, and Receivable	Contract liabilities

	December 31,
	2023	2022
Deferred revenue: enhanced warranties	$21,057	$19,264
Deferred revenue: other services	14,814	8,576
Total contract liabilities	$35,871	$27,840

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	Other services
2024	$3,321	$10,789
2025	5,012	2,673
2026	5,853	798
2027	4,127	394
2028	1,956	160
Thereafter	788	—
Total contract liabilities	$21,057	$14,814